Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 17,329,612		¥ 18,586,274
China, Yuan Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	14,152,511	$ 14,152,511	15,838,827	$ 15,838,827
United States of America, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	1,564,499	222,584	2,483,208	345,447
Euro Member Countries, Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	941,620	$ 114,337	130,088	$ 17,286
Other Currency [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 670,982		¥ 134,151